Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Summary of Calculation of Tax Rates

Income tax	15.00%
Additional income tax	10.00%
Social contribution on net income (1)	21.00%
1) Law No. 14,446/22 (conversion of Provisional Measure (MP) No. 1,115/22), published on September 05, 2022, sets forth the increase in the rate of Social contribution on net income which increased from 20% to 21%, applicable to banks, and from 15% to 16%, applicable to insurance, capitalization and other financial companies, producing effects from August 01 to December 31, 2022.

Summary of Breakdown of Income Tax and Social Contribution Expense

Due on operations for the period	01/01 to 12/31/2022	01/01 to 12/31/2021	01/01 to 12/31/2020
Income / (loss) before income tax and social contribution	37,533	42,231	5,230
Charges (income tax and social contribution) at the rates in effect (1)	(17,048)	(19,989)	(2,354)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	954	821	384
Foreign exchange variation on investments abroad	(52)	437	7,201
Interest on capital	4,449	2,889	2,765
Other nondeductible expenses net of non taxable income (2)	5,102	9,181	(16,651)
Income tax and social contribution expenses	(6,595)	(6,661)	(8,655)
Related to temporary differences
Increase / (reversal) for the period	(201)	(7,186)	18,489
(Expenses) / Income from deferred taxes	(201)	(7,186)	18,489
Total income tax and social contribution expenses	(6,796)	(13,847)	9,834
1) In 2022, it considers the current IRPJ and CSLL rate equal to 45% in the period from January to July and it is equal to 46% in the period from August to December. In 2021, the rate considered was equal to 45% in the first semester and it was equal to 50% in the second semester.
2) Includes temporary (additions) and exclusions.

Summary of Deferred Tax Asset Balance and Respective Changes

01/01/2022	12/31/2021	Realization / Reversal	Increase	12/31/2022
Reflected in income	52,989	(19,067)	21,397	55,319
Provision for expected loss	28,428	(7,622)	13,354	34,160
Related to tax losses and social contribution loss carryforwards	3,751	(1,518)	263	2,496
Provision for profit sharing	2,265	(2,265)	2,635	2,635
Provision for devaluation of securities with permanent impairment	998	(595)	409	812
Provisions	5,848	(1,699)	1,585	5,734
Civil lawsuits	1,257	(400)	373	1,230
Labor claims	3,175	(1,204)	1,039	3,010
Tax and social security lawsuits	1,416	(95)	173	1,494
Legal obligations	822	(379)	21	464
Adjustments of operations carried out on the futures settlement market	-	-	171	171
Adjustment to fair value of financial assets - At fair value through profit or loss	2,726	(2,726)	829	829
Provision relating to health insurance operations	362	-	22	384
Other	7,789	(2,263)	2,108	7,634
Reflected in stockholders’ equity	2,331	(1,249)	2,128	3,210
Adjustment to fair value of financial assets - At fair value through other comprehensive income	1,329	(1,127)	2,101	2,303
Cash flow hedge	461	(122)	3	342
Other	541	-	24	565
Total (1,2)	55,320	(20,316)	23,525	58,529
1) Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 51,469 and R$ 345, respectively.
2) The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from temporary differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually, and for the consolidated taken as a whole.

01/01/2021	12/31/2020	Realization / Reversal	Increase	12/31/2021
Reflected in income	60,248	(24,407)	17,148	52,989
Provision for expected loss	27,933	(6,274)	6,769	28,428
Related to tax losses and social contribution loss carryforwards	5,528	(1,952)	175	3,751
Provision for profit sharing	1,903	(1,903)	2,265	2,265
Provision for devaluation of securities with permanent impairment	1,570	(1,013)	441	998
Provisions	5,845	(1,923)	1,926	5,848
Civil lawsuits	1,331	(591)	517	1,257
Labor claims	3,056	(1,188)	1,307	3,175
Tax and social security lawsuits	1,458	(144)	102	1,416
Legal obligations	774	(36)	84	822
Adjustments of operations carried out on the futures settlement market	52	(52)	-	-
Adjustment to fair value of financial assets - At fair value through profit or loss	8,315	(8,315)	2,726	2,726
Provision relating to health insurance operations	356	-	6	362
Other	7,972	(2,939)	2,756	7,789
Reflected in stockholders’ equity	1,375	(343)	1,299	2,331
Adjustment to fair value of financial assets - At fair value through other comprehensive income	60	(30)	1,299	1,329
Cash flow hedge	758	(297)	-	461
Other	557	(16)	-	541
Total (1,2)	61,623	(24,750)	18,447	55,320
1) Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 50,831 and R$ 280, respectively.
2) The accounting records of deferred tax assets on income tax losses and/or social contribution loss carryforwards, as well as those arising from temporary differences, are based on technical feasibility studies which consider the expected generation of future taxable income, considering the history of profitability for each subsidiary individually, and for the consolidated taken as a whole.

II - The deferred tax liabilities balance and its changes are represented by:

01/01/2022	12/31/2021	Realization / reversal	Increase	12/31/2022
Reflected in income	4,580	(592)	3,123	7,111
Depreciation in excess finance lease	137	-	4	141
Adjustment of deposits in guarantee and provisions	1,422	(156)	173	1,439
Post-employment benefits	6	(6)	17	17
Adjustments of operations carried out on the futures settlement market	237	(237)	42	42
Adjustment to fair value of financial assets - At fair value through profit or loss	71	(71)	1,554	1,554
Taxation of results abroad – capital gains	834	(104)	4	734
Other	1,873	(18)	1,329	3,184
Reflected in stockholders’ equity	189	(116)	221	294
Adjustment to fair value of financial assets - At fair value through other comprehensive income	182	(114)	221	289
Cash flow hedge	1	(1)	-	-
Post-employment benefits	6	(1)	-	5
Total (1)	4,769	(708)	3,344	7,405
1) Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 51,469 and R$ 345, respectively.

01/01/2021
	12/31/2020	Realization / reversal	Increase	12/31/2021
Reflected in income	4,853	(1,029)	756	4,580
Depreciation in excess finance lease	145	(8)	-	137
Adjustment of deposits in guarantee and provisions	1,404	(21)	39	1,422
Post-employment benefits	180	(178)	4	6
Adjustments of operations carried out on the futures settlement market	452	(452)	237	237
Adjustment to fair value of financial assets - At fair value through profit or loss	136	(136)	71	71
Taxation of results abroad – capital gains	644	(7)	197	834
Other	1,892	(227)	208	1,873
Reflected in stockholders’ equity	608	(580)	161	189
Adjustment to fair value of financial assets - At fair value through other comprehensive income	601	(577)	158	182
Cash flow hedge	4	(3)	-	1
Post-employment benefits	3	-	3	6
Total (1)	5,461	(1,609)	917	4,769
1) Deferred income tax and social contribution asset and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 50,831 and R$ 280, respectively.

Summary of Realization and Present Value of Tax Credits and From Provision for Deferred Income Tax and Social Contribution

	Deferred tax assets						Deferred tax liabilities	%	Net deferred taxes	%
Year of realization	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%
2023	13,634	24.3%	1,473	59.0%	15,107	25.8%	(415)	5.6%	14,692	28.7%
2024	13,727	24.5%	844	33.8%	14,571	24.9%	(354)	4.8%	14,217	27.8%
2025	6,142	11.0%	142	5.7%	6,284	10.7%	(560)	7.6%	5,724	11.2%
2026	5,794	10.3%	28	1.1%	5,822	9.9%	(186)	2.5%	5,636	11.0%
2027	6,071	10.8%	6	0.2%	6,077	10.4%	(340)	4.6%	5,737	11.2%
After 2027	10,665	19.1%	3	0.2%	10,668	18.3%	(5,550)	74.9%	5,118	10.1%
Total	56,033	100.0%	2,496	100.0%	58,529	100.0%	(7,405)	100.0%	51,124	100.0%
Present value (1)	48,792		2,334		51,126		(5,594)		45,532
1) The average funding rate, net of tax effects, was used to determine the present value.
Projections of future taxable income include estimates of macroeconomic variables, exchange rates, interest rates, volumes of financial operations and service fees and other factors, which can vary in relation to actual data and amounts.
Net income in the financial statements is not directly related to the taxable income for income tax and social contribution, due to differences between accounting criteria and the tax legislation, in addition to corporate aspects. Accordingly, it is recommended that changes in realization of deferred tax assets presented above are not considered as an indication of future net income.

Summary of Tax Liabilities

	Note	12/31/2022	12/31/2021
Taxes and contributions on income payable		2,950	2,450
Deferred tax liabilities	24b II	345	280
Other		3,443	3,516
Total		6,738	6,246
Current		5,974	5,788
Non-current		764	458